Guarantees and commitments (Tables)	12 Months Ended
Dec. 31, 2012
Guarantees
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount	Total net amount	[1]	Carrying value	Collateral received

2012 (CHF million)

Credit guarantees and similar instruments	10,104	1,550	334	845	12,833	12,446		167	2,166

Performance guarantees and similar instruments	5,160	1,643	970	1,758	9,531	8,793		139	3,336

Securities lending indemnifications	12,211	0	0	0	12,211	12,211		0	12,211

Derivatives [2]	21,197	9,951	1,833	2,434	35,415	35,415		985	–	[3]

Other guarantees	4,297	689	286	147	5,419	5,397		3	2,812

Total guarantees	52,969	13,833	3,423	5,184	75,409	74,262		1,294	20,525

2011 (CHF million)

Credit guarantees and similar instruments	3,273	2,062	1,106	907	7,348	6,613		50	2,455

Performance guarantees and similar instruments	5,598	1,674	1,317	1,715	10,304	9,394		73	3,381

Securities lending indemnifications	15,005	0	0	0	15,005	15,005		0	15,005

Derivatives [2]	27,593	12,953	5,137	5,710	51,393	51,393		3,650	–	[3]

Other guarantees	3,972	387	422	194	4,975	4,939		4	2,268

Total guarantees	55,441	17,076	7,982	8,526	89,025	87,344		3,777	23,109

1 Total net amount is computed as the gross amount less any participations. 2 Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Group had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments. 3 Collateral for derivatives accounted for as guarantees is not considered significant.

Residential mortgage loans sold
Residential mortgage loans sold
Residential mortgage loans sold from January 1, 2004 to December 31, 2012 (USD billion)

Government-sponsored enterprises	8.2

Private investors [1]	22.6

Non-agency securitizations	130.1	[2]

Total	160.9

1 Primarily banks. 2 The outstanding balance of residential mortgage loans sold was USD 27.6 billion as of December 31, 2012. The difference of the total balance of mortgage loans sold and the outstanding balance as of December 31, 2012 was attributable to borrower payments of USD 85.4 billion and losses of USD 17.1 billion due to loan defaults.

Residential mortgage loans sold - outstanding repurchase claims
Residential mortgage loans sold – outstanding repurchase claims
	2012					2011				[1]

	Government- sponsored enterprises	Private investors	Non- agency securiti- zations	Total		Government- sponsored enterprises	Private investors	Non- agency securiti- zations	Total

Outstanding repurchase claims (USD million)

Balance at beginning of period	68	432	243	743		60	487	1,084	1,631

New claims	58	57	2,032	2,147		29	10	1,160	1,199

Claims settled through repurchases	(7)	0	(7)	(14)	[2]	0	(1)	(4)	(5)	[2]

Other settlements	(15)	(7)	(32)	(54)	[3]	(8)	0	(3)	(11)	[3]

Total claims settled	(22)	(7)	(39)	(68)		(8)	(1)	(7)	(16)

Claims rescinded	(37)	(18)	0	(55)		(13)	(64)	(28)	(105)

Transfers to/from arbitration and litigation, net [4]	0	0	(841)	(841)		0	0	(1,966)	(1,966)

Balance at end of period	67	464	1,395	1,926		68	432	243	743

1 All related to period July 1, 2011 to December 31, 2011. 2 Settled at a repurchase price of USD 15 million and USD 5 million in 2012 and 2011, respectively. 3 Settled at USD 41 million and USD 9 million in 2012 and 2011, respectively. 4 Refer to "Note 37 – Litigation" for repurchase claims that are in arbitration or litigation.

Provisions for outstanding repurchase claims
Provisions for outstanding repurchase claims
	2012		2011

Provisions for outstanding repurchase claims (USD million) [1]

Balance at beginning of period	59		29

Increase/(decrease) in provisions, net	52		47

Realized losses [2]	(56)	[3]	(17)	[4]

Balance at end of period	55	[5]	59	[5]

1 Excludes provisions for repurchase claims related to residential mortgage loans sold that are in arbitration or litigation. Refer to "Note 37 – Litigation" for further information. 2 Includes indemnifications paid to resolve loan repurchase claims. 3 Primarily related to government-sponsored enterprises and non-agency securitizations. 4 Primarily related to government-sponsored enterprises. 5 Substantially all related to government-sponsored enterprises.

Lease commitments
Lease commitments
Lease commitments (CHF million)

2013	677

2014	593

2015	515

2016	464

2017	411

Thereafter	3,503

Future operating lease commitments	6,163

Less minimum non-cancellable sublease rentals	355

Total net future minimum lease commitments	5,808

Rental expenses for operating leases
Rental expense for operating leases
in	2012	2011	2010

Rental expense for operating leases (CHF million)

Minimum rental expense	631	554	625

Sublease rental income	(98)	(97)	(123)

Total net expenses for operating leases	533	457	502

Other commitments
Other commitments
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount		Total net amount	[1]	Collateral received

2012 (CHF million)

Irrevocable commitments under documentary credits	6,217	35	6	0	6,258		6,061		3,219

Loan commitments	169,462	23,574	37,690	6,384	237,110	[2]	231,639		153,460

Forward reverse repurchase agreements	45,556	0	0	0	45,556		45,556		45,556

Other commitments	949	864	172	576	2,561		2,561		131

Total other commitments	222,184	24,473	37,868	6,960	291,485		285,817		202,366

2011 (CHF million)

Irrevocable commitments under documentary credits	5,644	3	40	0	5,687		5,207		2,372

Loan commitments	157,701	19,988	35,755	7,116	220,560	[2]	215,343		144,278

Forward reverse repurchase agreements	28,885	0	0	0	28,885		28,885		28,885

Other commitments	1,457	405	872	874	3,608		3,608		33

Total other commitments	193,687	20,396	36,667	7,990	258,740		253,043		175,568

1 Total net amount is computed as the gross amount less any participations. 2 Included CHF 139,709 million and CHF 138,051 million of unused credit limits as of December 31, 2012 and 2011, respectively, which were revocable at the Group's sole discretion upon notice to the client.

Bank
Guarantees
Guarantees
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount	Total net amount	[1]	Carrying value	Collateral received

2012 (CHF million)

Credit guarantees and similar instruments	10,101	1,548	334	845	12,828	12,441		167	2,164

Performance guarantees and similar instruments	5,047	1,599	951	1,750	9,347	8,608		135	3,307

Securities lending indemnifications	12,211	0	0	0	12,211	12,211		0	12,211

Derivatives [2]	21,197	9,951	1,833	2,434	35,415	35,415		985	–	[3]

Other guarantees	4,172	684	281	144	5,281	5,260		3	2,789

Total guarantees	52,728	13,782	3,399	5,173	75,082	73,935		1,290	20,471

2011 (CHF million)

Credit guarantees and similar instruments	3,267	2,061	1,106	907	7,341	6,606		50	2,451

Performance guarantees and similar instruments	5,470	1,619	1,300	1,705	10,094	9,184		69	3,345

Securities lending indemnifications	15,005	0	0	0	15,005	15,005		0	15,005

Derivatives [2]	27,593	12,953	5,137	5,710	51,393	51,393		3,650	–	[3]

Other guarantees	3,846	379	418	192	4,835	4,799		4	2,241

Total guarantees	55,181	17,012	7,961	8,514	88,668	86,987		3,773	23,042

1 Total net amount is computed as the gross amount less any participations. 2 Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Bank had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments. 3 Collateral for derivatives accounted for as guarantees is not considered significant.

Residential mortgage loans sold
Residential mortgage loans sold
Residential mortgage loans sold from January 1, 2004 to December 31, 2012 (USD billion)

Government-sponsored enterprises	8.2

Private investors [1]	22.6

Non-agency securitizations	130.1	[2]

Total	160.9

1 Primarily banks. 2 The outstanding balance of residential mortgage loans sold was USD 27.6 billion as of December 31, 2012. The difference of the total balance of mortgage loans sold and the outstanding balance as of December 31, 2012 was attributable to borrower payments of USD 85.4 billion and losses of USD 17.1 billion due to loan defaults.

Residential mortgage loans sold - outstanding repurchase claims
Residential mortgage loans sold – repurchase claims
	2012					2011				[1]

	Government- sponsored enterprises	Private investors	Non- agency securiti- zations	Total		Government- sponsored enterprises	Private investors	Non- agency securiti- zations	Total

Outstanding repurchase claims (USD million)

Balance at beginning of period	68	432	243	743		60	487	1,084	1,631

New claims	58	57	2,032	2,147		29	10	1,160	1,199

Claims settled through repurchases	(7)	0	(7)	(14)	[2]	0	(1)	(4)	(5)	[2]

Other settlements	(15)	(7)	(32)	(54)	[3]	(8)	0	(3)	(11)	[3]

Total claims settled	(22)	(7)	(39)	(68)		(8)	(1)	(7)	(16)

Claims rescinded	(37)	(18)	0	(55)		(13)	(64)	(28)	(105)

Transfers to/from arbitration and litigation, net [4]	0	0	(841)	(841)		0	0	(1,966)	(1,966)

Balance at end of period	67	464	1,395	1,926		68	432	243	743

1 All related to period July 1, 2011 to December 31, 2011. 2 Settled at a repurchase price of USD 15 million and USD 5 million in 2012 and 2011, respectively. 3 Settled at USD 41 million and USD 9 million in 2012 and 2011, respectively. 4 Refer to "Note 35 – Litigation" for repurchase claims that are in arbitration or litigation.

Provisions for outstanding repurchase claims
Residential mortgage loans sold – provisions for outstanding repurchase claims
	2012		2011

Provisions for outstanding repurchase claims (USD million) [1]

Balance at beginning of period	59		29

Increase/(decrease) in provisions, net	52		47

Realized losses [2]	(56)	[3]	(17)	[4]

Balance at end of period	55	[5]	59	[5]

1 Excludes provisions for repurchase claims related to residential mortgage loans sold that are in arbitration or litigation. Refer to "Note 35 – Litigation" for further information. 2 Includes indemnifications paid to resolve loan repurchase claims. 3 Primarily related to government-sponsored enterprises and non-agency securitizations. 4 Primarily related to government-sponsored enterprises. 5 Substantially all related to government-sponsored enterprises.

Lease commitments
Lease commitments
Lease commitments (CHF million)

2013	673

2014	592

2015	514

2016	463

2017	411

Thereafter	3,502

Future operating lease commitments	6,155

Less minimum non-cancellable sublease rentals	353

Total net future minimum lease commitments	5,802

Rental expenses for operating leases
Rental expense for operating leases
in	2012	2011	2010

Rental expense for operating leases (CHF million)

Minimum rental expense	629	549	620

Sublease rental income	(97)	(96)	(122)

Total net expenses for operating leases	532	453	498

Other commitments
Other commitments
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount		Total net amount	[1]	Collateral received

2012 (CHF million)

Irrevocable commitments under documentary credits	6,210	35	6	0	6,251		6,054		3,219

Loan commitments	166,259	23,574	37,688	6,384	233,905	[2]	228,433		151,616

Forward reverse repurchase agreements	45,556	0	0	0	45,556		45,556		45,556

Other commitments	906	863	171	575	2,515		2,515		131

Total other commitments	218,931	24,472	37,865	6,959	288,227		282,558		200,522

2011 (CHF million)

Irrevocable commitments under documentary credits	5,638	3	40	0	5,681		5,201		2,371

Loan commitments	154,394	19,951	35,746	7,112	217,203	[2]	211,986		142,339

Forward reverse repurchase agreements	28,885	0	0	0	28,885		28,885		28,885

Other commitments	1,430	405	872	870	3,577		3,577		32

Total other commitments	190,347	20,359	36,658	7,982	255,346		249,649		173,627

1 Total net amount is computed as the gross amount less any participations. 2 Included CHF 136,669 million and CHF 134,901 million of unused credit limits as of December 31, 2012 and 2011, respectively, which were revocable at the Bank's sole discretion upon notice to the client.